Related Party Transactions - Transactions with Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Sales & other services	$ 13	$ 8	$ 5
Other purchases	25	19	21
Accounts receivable	5	$ 2	$ 1
Accounts payable	$ 2